SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Offsetting Assets [Line Items]
Number of options	81,250	84,583	37,917	39,003
Exercise Price	$ 13.74	$ 13.26	$ 19.51	$ 18.75
Stock Option One [Member]
Offsetting Assets [Line Items]
Number of options	22,917	27,917
Exercise Price	$ 22.50	$ 21.90
Expiry date	Dec. 04, 2027	Dec. 04, 2027
Issuance date	Dec. 04, 2017
Stock Option Two [Member]
Offsetting Assets [Line Items]
Number of options	5,000	5,000
Exercise Price	$ 13.50	$ 13.14
Expiry date	Nov. 01, 2028	Nov. 01, 2028
Issuance date	Nov. 01, 2018
Stock Option Three [Member]
Offsetting Assets [Line Items]
Number of options	5,000	5,000
Exercise Price	$ 2.25	$ 2.19
Expiry date	Mar. 16, 2030	Mar. 16, 2030
Issuance date	Mar. 16, 2020
Stock Option Four [Member]
Offsetting Assets [Line Items]
Number of options	48,333	51,666
Exercise Price	$ 10.80	$ 10.51
Expiry date	Oct. 06, 2031	Oct. 06, 2031
Issuance date	Oct. 06, 2021